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                     (Letterhead of Dean Witter Reynolds, Inc.)










                                             Rule 497(j)
                                             Reg. No. 333-83817


     Pursuant to Rule 497 (j) promulgated under the Securities
     Act of 1933, the Registrant, Morgan Stanley Dean Witter
     Select Equity Trust, Strategic Small-Cap Portfolio 99-1 hereby certifies as follows:

     1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

     2) the text of the said amendment to the registration statement has been filed electronically.

                              MORGAN STANLEY DEAN WITTER
                              SELECT EQUITY TRUST,
                              STRATEGIC SMALL-CAP PORTFOLIO 99-1
                              (Registrant)

                              By:  Dean Witter Reynolds Inc.


                                   /s/Thomas Hines
                                   Thomas Hines
                                   Authorized Signatory


     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C. 20549



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